Long-Term Debt - Additional Information (Detail) - USD ($) $ in Billions	Dec. 31, 2022	Dec. 31, 2021
Federal Home Loan Bank and Federal Reserve Bank [Member]
Debt Instrument [Line Items]
Unused Borrowing Capacity under Federal Home Loan Bank and Federal Reserve Bank	$ 114.8	$ 101.0